Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock; $0.00001 par value per share
Amount Registered | shares	3,379,363
Proposed Maximum Offering Price per Unit	26.97
Maximum Aggregate Offering Price	$ 91,141,420.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,586.63
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2021 Equity Incentive Award Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock. Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee. The maximum price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on February 23, 2026, which date is within five business days prior to filing this Registration Statement.Represents additional shares of the Registrant’s Common Stock that became available for issuance on January 1, 2026 under the 2021 Plan and the ESPP, by operation of automatic annual increase provisions respectively therein.